Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2016	2017
	RMB	RMB	US$
Prepayments	317,262	125,317	19,262
Rental deposits	1,494	11,918	1,832
Interest receivable	11,690	3,462	532
Staff advances	7,712	7,496	1,152
Receivables from third-party payment platform	12,327	14,757	2,268
Other receivables	26,734	23,173	3,562

	377,219	186,123	28,608